Revenues (Contract Liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Change In Contract With Customer, Liability [Roll Forward]
Beginning of year	$ 28	$ 74
Revenue recognized included in the beginning balance	(12)	(74)
Increase due to consideration received, net of revenue recognized	79	28
End of year	95	28
Current portion - end of year	$ 13	$ 12